Composition of the Company's Loan Portfolio (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans carried at fair value	$ 433	[1]	$ 492	[1]
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans carried at fair value	2		4
Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans carried at fair value	431		488
Residential Mortgage Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans carried at fair value	$ 431		$ 488

[1]	Includes loans of consolidated VIEs $3,322 $2,869